UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Alabama - 1.2%
Huntsville, AL, Health Care Authority, TECP	0.090%	7/9/15	$7,000,000	$7,000,000

Alaska - 1.9%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.090%	4/1/29	10,635,000	10,635,000	(a)(b)

Arizona - 0.8%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.060%	11/15/52	4,400,000	4,400,000	(a)(b)

California - 10.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.130%	10/1/34	200,000	200,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.110%	5/15/35	490,000	490,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.100%	12/1/35	9,080,000	9,080,000	(a)(b)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.080%	7/1/41	5,900,000	5,900,000	(a)(b)
California State, GO:
LOC-Bank of Montreal	0.060%	5/1/33	900,000	900,000	(a)(b)
LOC-JPMorgan Chase	0.070%	5/1/40	4,000,000	4,000,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-UBS AG	0.080%	8/15/36	700,000	700,000	(a)(b)
John Muir Health, LOC-Wells Fargo Bank N.A.	0.060%	8/15/27	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.080%	4/1/45	2,400,000	2,400,000	(a)(b)
Kaiser Permanente	0.080%	4/1/46	300,000	300,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.100%	4/1/33	1,100,000	1,100,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.100%	8/15/36	1,700,000	1,700,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.080%	6/1/27	900,000	900,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.090%	8/1/37	1,240,000	1,240,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.080%	10/1/41	400,000	400,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.090%	1/1/21	200,000	200,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/51	1,400,000	1,400,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/54	5,200,000	5,200,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.070%	9/1/54	800,000	800,000	(a)(b)
Livermore, CA, COP	0.090%	10/1/30	3,600,000	3,600,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.120%	10/1/16	4,700,000	4,700,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Dexia Credit Local	0.090%	7/1/32	4,800,000	4,800,000	(a)(b)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.080%	8/15/41	3,500,000	3,500,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.080%	4/1/30	$1,030,000	$1,030,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.110%	4/1/39	195,000	195,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.090%	4/1/36	500,000	500,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.090%	4/1/36	4,700,000	4,700,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.120%	4/1/36	1,200,000	1,200,000	(a)(b)

Total California				62,135,000

Colorado - 1.4%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.110%	12/1/15	535,000	535,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.110%	7/1/27	122,000	122,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.110%	10/1/30	2,470,000	2,470,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, SPA-Bank of America N.A.	0.100%	11/1/23	5,005,000	5,005,000	(a)(b)

Total Colorado				8,132,000

Connecticut - 4.0%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.090%	12/1/39	1,560,000	1,560,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.100%	7/1/30	4,400,000	4,400,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.090%	7/1/34	600,000	600,000	(a)(b)
Wesleyan University	0.090%	7/1/40	700,000	700,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.090%	7/1/30	4,000,000	4,000,000	(a)(b)
Yale University	0.070%	7/1/36	100,000	100,000	(a)(b)
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.080%	7/1/32	200,000	200,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.100%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.090%	11/15/34	600,000	600,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.100%	11/15/41	4,700,000	4,700,000	(a)(b)
New Canaan, CT, GO	4.000%	6/15/15	335,000	335,464
Thomaston, CT, GO, BAN	1.250%	11/5/15	600,000	602,520

Total Connecticut				22,797,984

Delaware - 0.0%
New Castle County, DE, GO	5.000%	7/15/15	100,000	100,569

District of Columbia - 1.5%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.100%	2/1/48	5,290,000	5,290,000	(a)(b)
District of Columbia University Revenue, American University	0.090%	10/1/36	3,100,000	3,100,000	(a)(b)

Total District of Columbia				8,390,000

Florida - 2.4%
Florida State Turnpike Authority Revenue:
Department of Transportation	5.000%	7/1/15	250,000	250,938
Department of Transportation	5.000%	7/1/15	100,000	100,383

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.090%	11/15/26	$1,900,000	$1,900,000	(a)(b)
Adventist Health System	0.090%	11/15/34	4,500,000	4,500,000	(a)(b)
Adventist Health System	0.090%	11/15/35	2,000,000	2,000,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.080%	7/1/30	190,000	190,000	(a)(b)
Jacksonville, FL, Excise Taxes Revenue	5.000%	10/1/15	100,000	101,531
JEA, FL, Electric System Revenue	5.000%	10/1/15	220,000	223,358
JEA, FL, Water & Sewer Revenue	3.000%	10/1/15	200,000	201,828
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.090%	4/1/43	2,600,000	2,600,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.090%	6/1/25	1,595,000	1,595,000	(a)(b)

Total Florida				13,663,038

Georgia - 0.6%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.090%	10/1/33	3,600,000	3,600,000	(a)(b)

Hawaii - 0.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System	0.340%	7/1/39	2,470,000	2,470,000	(a)(b)

Illinois - 8.4%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.190%	1/1/27	1,830,000	1,830,000	(a)(b)
Illinois State Development Finance Authority Revenue:
Fenwick High School Project, LOC - PNC Bank N.A.	0.110%	3/1/32	6,450,000	6,450,000	(a)(b)
Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.100%	12/1/33	2,900,000	2,900,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.100%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.200%	2/1/34	5,600,000	5,600,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.090%	10/1/30	6,135,000	6,135,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.090%	8/1/35	1,000,000	1,000,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.120%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.090%	8/15/42	4,140,000	4,140,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.090%	8/15/42	1,100,000	1,100,000	(a)(b)
Northwestern Memorial Hospital, SPA-JP Morgan Chase	0.090%	8/15/42	1,875,000	1,875,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.190%	10/1/39	1,525,000	1,525,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.090%	7/1/30	1,900,000	1,900,000	(a)(b)

Total Illinois				48,455,000

Indiana - 3.5%
Ball State University, IN, Revenue, Student Fee	3.000%	7/1/15	570,000	571,204
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.100%	6/1/40	9,000,000	9,000,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.100%	2/1/35	1,880,000	1,880,000	(a)(b)
Lease Appropriation, SPA-Citibank N.A.	0.100%	2/1/35	5,600,000	5,600,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.110%	4/15/39	$600,000	$600,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.100%	5/1/34	2,245,000	2,245,000	(a)(b)

Total Indiana				19,896,204

Iowa - 0.3%
Iowa State Finance Authority Health Care Facilities Revenue, Genesis Health System	5.000%	7/1/15	1,000,000	1,003,775
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.110%	2/15/39	495,000	495,000	(a)(b)

Total Iowa				1,498,775

Kentucky - 1.5%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.090%	6/1/29	955,000	955,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.090%	6/1/32	3,300,000	3,300,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.100%	8/15/38	3,000,000	3,000,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.110%	7/1/38	1,420,000	1,420,000	(a)(b)

Total Kentucky				8,675,000

Louisiana - 3.8%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.100%	9/2/33	5,310,000	5,310,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.100%	9/2/39	6,510,000	6,510,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.110%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				21,820,000

Maryland - 0.7%
Baltimore, MD, Project Revenue:
Wastewater Project	4.000%	7/1/15	200,000	200,612
Wastewater Project, AMBAC	5.000%	7/1/15	195,000	195,760
Maryland State Health & Higher EFA Revenue, Johns Hopkins Health System	5.000%	7/1/15	125,000	125,488
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.100%	7/1/36	1,510,000	1,510,000	(a)(b)
University System of Maryland Auxiliary Facility and Tuition Revenue	3.750%	10/1/15	150,000	151,746
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.120%	11/1/29	1,900,000	1,900,000	(a)(b)

Total Maryland				4,083,606

Massachusetts - 2.0%
Massachusetts School Building Authority, TECP	0.050%	6/3/15	2,500,000	2,500,000
Massachusetts School Building Authority, TECP	0.050%	6/3/15	2,000,000	2,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.080%	9/1/31	2,645,000	2,645,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Partners Healthcare System, LOC-Bank of New York	0.090%	7/1/48	$2,500,000	$2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.080%	7/1/46	1,000,000	1,000,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.100%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, General	5.000%	8/1/15	100,000	100,790

Total Massachusetts				11,345,790

Michigan - 0.9%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.100%	1/1/26	3,100,000	3,100,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	95,000	96,109
Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen	0.090%	2/15/34	2,000,000	2,000,000	(a)(b)

Total Michigan				5,196,109

Minnesota - 0.5%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern Trust Co.	0.070%	11/15/38	2,780,000	2,780,000	(a)(b)

Mississippi - 1.6%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.070%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron U.S.A. Inc.	0.130%	11/1/35	3,900,000	3,900,000	(a)(b)

Total Mississippi				8,900,000

Missouri - 0.8%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.080%	6/1/37	2,600,000	2,600,000	(a)(b)
Missouri State HEFA Revenue, BJC Health System	0.080%	5/15/38	1,465,000	1,465,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.120%	2/1/33	795,000	795,000	(a)(b)

Total Missouri				4,860,000

New Hampshire - 0.3%
New Hampshire State HEFA Revenue, University System	0.080%	7/1/33	1,600,000	1,600,000	(a)(b)

New Jersey - 0.8%
Livingston Township, NJ, GO, BAN	1.000%	1/12/16	1,300,000	1,305,183
Woodbury, NJ, GO, BAN	1.000%	12/17/15	3,200,000	3,209,202

Total New Jersey				4,514,385

New Mexico - 0.6%
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank N.A.	0.090%	6/1/30	3,500,000	3,500,000	(a)(b)

New York - 18.1%
Batavia, NY, GO, BAN	1.000%	5/12/16	1,500,000	1,504,220
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	800,000	800,723
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.070%	3/1/38	2,750,000	2,750,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	400,000	401,293
Carmel, NY, GO, BAN	1.000%	10/9/15	1,500,000	1,503,777

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Chemung County, NY, GO:
BAN	1.000%	10/16/15	$2,000,000	$2,004,331
BAN	1.000%	12/18/15	500,000	501,142
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	1,100,000	1,100,360
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,338,000	1,338,237
Eastchester, NY, GO, BAN	1.250%	7/22/15	800,000	800,946
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	2,580,900	2,582,692
Irondequoit, NY, GO	1.125%	12/11/15	300,000	300,938
Irondequoit, NY, GO, BAN	1.000%	12/18/15	500,000	501,279
LaGrange, NY, GO, BAN	1.000%	12/23/15	600,000	601,675
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	2,500,000	2,503,279
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	900,000	901,534
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.100%	11/1/22	600,000	600,000	(a)(b)
MTA, NY, Revenue, LOC-JPMorgan Chase	0.080%	11/1/35	1,700,000	1,700,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	3/15/16	3,500,000	3,538,325	(c)
TAN	2.000%	9/15/15	1,000,000	1,004,802
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.080%	11/15/21	11,600,000	11,600,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.090%	8/1/29	2,500,000	2,500,000	(a)(b)
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	450,000	450,709
New Paltz, NY, GO, BAN	1.000%	9/23/15	500,000	500,651
New Windsor, NY, GO:
BAN	1.000%	12/30/15	1,000,000	1,002,771
BAN	1.000%	1/15/16	900,000	902,513
New York City, NY, GO	0.080%	8/1/36	100,000	100,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.080%	3/1/34	2,700,000	2,700,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.070%	4/1/42	1,400,000	1,400,000	(a)(b)
LOC-JPMorgan Chase	0.090%	8/1/21	2,000,000	2,000,000	(a)(b)
LOC-Morgan Guaranty Trust	0.090%	8/1/20	2,800,000	2,800,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.100%	5/1/18	4,200,000	4,200,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.090%	7/1/25	185,000	185,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.090%	6/15/33	4,400,000	4,400,000	(a)(b)
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	5,400,000	5,400,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	5,100,000	5,100,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.090%	12/1/35	400,000	400,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.100%	7/1/32	2,700,000	2,700,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.130%	7/1/33	1,300,000	1,300,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	600,000	600,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	$735,000	$735,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	200,000	200,000	(a)(b)
New York, NY, GO, LOC-Mizuho Corporate Bank	0.060%	10/1/40	1,000,000	1,000,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.080%	12/1/29	4,950,000	4,950,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	2,500,000	2,505,651
Ossining Town, NY, GO, BAN	1.000%	8/21/15	400,000	400,406
Plattsburgh, NY, City School District, GO	1.000%	7/31/15	600,000	600,669
Pleasantville, NY, GO, BAN	1.000%	8/21/15	750,000	750,994
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	700,000	702,278
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	1,300,000	1,303,309
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	400,000	400,487
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	2,250,000	2,255,299
Skaneateles, NY, CSD, GO, BAN	1.000%	6/30/15	900,000	900,409
South Colonie, NY, CSD, GO, BAN	1.000%	8/21/15	400,000	400,481
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	2,700,000	2,701,101
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-Wells Fargo Bank N.A.	0.070%	1/1/33	400,000	400,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	1,000,000	1,000,424
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	1,300,000	1,303,011
Victor, NY, GO, BAN	1.000%	12/18/15	1,250,000	1,253,678
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,250,000	1,250,453
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.090%	11/1/24	420,000	420,000	(a)(b)
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	1,100,000	1,100,824

Total New York				103,715,671

North Carolina - 5.7%
Cape Fear, NC, Public Utility Authority, Water & Sewer System Revenue	3.000%	6/1/15	330,000	330,000
Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.100%	3/1/25	4,595,000	4,595,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.080%	7/1/27	3,800,000	3,800,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.100%	5/1/24	2,555,000	2,555,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.100%	6/1/37	2,360,000	2,360,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.100%	11/1/38	4,700,000	4,700,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Meredith College, LOC-Wells Fargo Bank N.A.	0.100%	6/1/38	795,000	795,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.100%	6/1/33	2,655,000	2,655,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.100%	4/1/29	2,190,000	2,190,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Rex Healthcare	5.000%	7/1/15	$100,000	$100,373
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.100%	7/1/29	5,900,000	5,900,000	(a)(b)
University of North Carolina at Chapel Hill Revenue, General	5.000%	12/1/15	150,000	153,493
Winston-Salem, NC, Water and Sewer System Revenue, SPA-Dexia Credit Local	0.100%	6/1/28	2,670,000	2,670,000	(a)(b)

Total North Carolina				32,803,866

Ohio - 2.6%
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.100%	11/1/45	2,500,000	2,500,000	(a)(b)
Ohio State University Revenue	0.090%	12/1/34	6,900,000	6,900,000	(a)(b)
Ohio State University Revenue	0.090%	12/1/39	4,200,000	4,200,000	(a)(b)
Ohio State Water Development Authority Revenue, Water Development, Fresh Water	3.000%	6/1/15	125,000	125,000
Ohio State, GO:
Common Schools	5.000%	9/15/15	275,000	278,747
Common Schools	5.000%	9/15/15	150,000	152,064
Common Schools	0.090%	6/15/26	400,000	400,000	(a)(b)
Conservation Project	3.500%	9/1/15	100,000	100,800
Conservation Project	4.000%	9/1/15	100,000	100,930
Higher Education	4.000%	8/1/15	100,000	100,621

Total Ohio				14,858,162

Oklahoma - 0.2%
Edmond, OK, Public Works Authority, Sales Tax & Utility System Revenue	2.000%	7/1/15	250,000	250,324
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.090%	1/1/28	1,060,000	1,060,000	(a)(b)

Total Oklahoma				1,310,324

Oregon - 0.9%
Oregon State Facilities Authority Revenue, Episcopal School Project, LOC-U.S. Bank N.A.	0.080%	10/1/34	2,415,000	2,415,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/28	1,645,000	1,645,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/41	600,000	600,000	(a)(b)
Portland, OR, GO, Limited Tax Improvement	3.000%	6/1/15	200,000	200,000
Portland, OR, Sewer System Revenue, First Lien	5.000%	6/1/15	140,000	140,000
Washington County, OR, School District No. 48J Beaverton, GO, AGM	5.000%	6/1/15	125,000	125,000

Total Oregon				5,125,000

Pennsylvania - 6.6%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.100%	6/1/32	2,150,000	2,150,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.080%	12/1/37	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA Revenue, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.120%	1/1/28	1,200,000	1,200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.110%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated	0.090%	3/1/24	1,500,000	1,500,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.110%	11/1/26	$5,800,000	$5,800,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.080%	8/15/24	6,285,000	6,285,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.100%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.200%	8/1/26	1,500,000	1,500,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.110%	1/1/34	3,530,000	3,530,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.120%	11/1/18	800,000	800,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.090%	11/1/29	2,425,000	2,425,000	(a)(b)

Total Pennsylvania				37,720,000

Rhode Island - 0.5%
Cumberland, RI, GO, TAN	1.250%	6/11/15	2,000,000	2,000,520
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.070%	9/1/43	1,000,000	1,000,000	(a)(b)

Total Rhode Island				3,000,520

South Dakota - 0.4%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.120%	1/1/44	2,420,000	2,420,000	(a)(b)

Tennessee - 0.3%
Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.100%	6/1/39	1,800,000	1,800,000	(a)(b)

Texas - 4.4%
Corpus Christi, TX, Utility System Revenue, Improvement, AGM	5.000%	7/15/15	400,000	402,302
Denton ,TX, GO, NATL	4.250%	2/15/16	300,000	308,091
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.100%	12/1/24	6,700,000	6,700,000	(a)(b)
Methodist Hospital	0.100%	12/1/27	1,300,000	1,300,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.090%	9/1/31	100,000	100,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.110%	8/1/38	3,815,000	3,815,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.100%	8/1/37	10,600,000	10,600,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.090%	12/1/43	2,130,000	2,130,000	(a)(b)

Total Texas				25,355,393

Utah - 0.6%
Davis County, UT, School District, GO, School Building, Utha School Bond Guaranty Program	4.250%	6/1/15	100,000	100,000
Intermountain Power Agency, UT, Power Supply Revenue	4.000%	7/1/15	150,000	150,447

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Intermountain Power Agency, UT, Power Supply Revenue	5.000%	7/1/15	$550,000	$552,098
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.080%	2/15/32	2,800,000	2,800,000	(a)(b)

Total Utah				3,602,545

Vermont - 1.8%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.110%	7/1/37	10,200,000	10,200,000	(a)(b)

Virginia - 2.4%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.100%	12/1/33	3,220,000	3,220,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.100%	1/1/35	5,850,000	5,850,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.100%	1/1/35	4,150,000	4,150,000	(a)(b)
Virginia State Public Building Authority, Public Facilities Revenue	3.000%	8/1/15	200,000	200,861
Virginia State Public School Authority Revenue, School Financing 1997 Resolution	5.000%	8/1/15	150,000	151,184

Total Virginia				13,572,045

Washington - 4.2%
Energy Northwest, WA, Electric Revenue:
Columbia Generating	5.500%	7/1/15	115,000	115,484
Columbia Generating Station	4.000%	7/1/15	775,000	777,365
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.080%	1/1/40	2,700,000	2,700,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.080%	8/15/41	10,400,000	10,400,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.100%	1/1/27	5,500,000	5,500,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.080%	5/1/28	4,550,000	4,550,000	(a)(b)
Washington State, GO, AGM	5.000%	7/1/15	140,000	140,544

Total Washington				24,183,393

West Virginia - 0.0%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.100%	12/1/42	200,000	200,000	(a)(b)

Wisconsin - 0.0%
Wisconsin State Clean Water Revenue	5.000%	6/1/15	100,000	100,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 1.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.090%	12/1/20	$1,200,000	$1,200,000	(a)(b)
Uinta County, WY, PCR, Chevron USA Inc. Project	0.060%	8/15/20	5,100,000	5,100,000	(a)(b)

Total Wyoming				6,300,000

TOTAL INVESTMENTS - 100.5% (Cost - $576,715,379#)				576,715,379
Liabilities in Excess of Other Assets - (0.5)%				(2,888,737)

TOTAL NET ASSETS - 100.0%				$573,826,642

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$576,715,379	—	$576,715,379

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

Notes to Schedule of Investments (unaudited) (continued)

3. Subsequent event

In May 2015, the Fund’s Board of Trustees approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Western Asset Institutional Tax Free Reserves (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to the Fund’s shareholders, and the Fund would then be terminated.

Fund shareholders are not required to vote with respect to the reorganization, but the reorganization is subject to the satisfaction of certain conditions. The reorganization is expected to occur on or about July 24, 2015.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 17, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 17, 2015